Other disclosures - Real estate business - Spain (Details) - Home purchase loans - Spain	6 Months Ended
Jun. 30, 2022
Less than 80%
Disclosure of credit risk exposure [line items]
Percentage of portfolio with LTV less than 80%	92.05%
Weighted average
Disclosure of credit risk exposure [line items]
Affordability rate	26.00%
Maximum | Less than 80%
Disclosure of credit risk exposure [line items]
Loan-to-value (LTV) ratio (in percentage)	80.00%